Share Capital (Tables)	12 Months Ended
Dec. 31, 2015
Share Capital [Abstract]
Summary of stock option activities and related information

	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic-value

Outstanding at the beginning of the year	697,595	$0.57
Granted	482,673	0.56
Options forfeited	(158,351)	0.92

Outstanding at the end of the year	1,021,917	$0.51	5.00	$517,959

Vested or expected to vest as of December 31	922,115	$0.53	4.82	$455,499

Exercisable as of December 31	689,244	$0.57	4.18	$309,760

Summary of options granted outstanding and exercise prices

	Outstanding		Exercisable
Exercise price	Number of options	Weighted average remaining contractual life (years)	Number of options	Weighted average remaining contractual life (years)

$0.00	422,193	5.5	230,425	4.4
$0.45	63,097	1.7	63,097	1.7
$0.92	536,627	5.0	395,722	4.5

	1,021,917		689,244

Summary of stock based compensation

	Year Ended December 31,
	2013	2014	2015

Cost of Revenues	$27	$2,134	$107
Research and Development	21,246	202,769	2,597
Sales & Marketing	3,321	28,458	839
General and Administrative	10,898	149,234	5,245

	$35,492	$382,595	$8,788

Summary of outstanding warrants

Issuance date	Outstanding	Exercise price	Exercisable through

2009	117,209	$0.00	Exit event
2011	84,821	$0.92	(*)
2012	35,177	$0.92	(*)
2012	59,385	$0.92	2023
2013	8,180	$0.92	(*)
2014	51,100	$1.50	(*)
2014	5,200	$1.50	(**)
2015	4,337	$1.50	(**)

	365,409

(*)	The earlier of: 5 years from issuance date or the consummation of IPO or M&A Transaction.
(**)	The earlier of: 2 years from issuance date or the consummation of IPO or M&A Transaction